Debt Obligations - Additional Information (Detail) - USD ($)		9 Months Ended
	Sep. 18, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Debt Disclosure [Abstract]
Principal payments on term loan	$ 146,600,000	$ 147,000,000	$ 1,125,000
Write-off / amortization of deferred financing costs	$ 3,500,000	3,856,000	$ 598,000
Debt obligations		$ 0		$ 143,144,000